Grant Revenue - R&D tax incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Government Grants [Line Items]
R&D Tax credit recoveries recognised as grant income	$ 0	$ 651	$ 1,754
R&D tax credit recoveries
Government Grants [Line Items]
Refundable R&D tax offset for the year	0	651	753
R&D Tax credit recoveries recognised as grant income	$ 0	$ 651	$ 753